LEASES, Rent Expense (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Leases [Abstract]
Operating leases rental expense	$ 50,061	$ 101,543	$ 192,316	$ 208,691
Aircraft
Leases [Abstract]
Operating leases rental expense	$ 43,044	$ 88,599	$ 168,299	$ 181,318